COMMITMENTS AND CONTINGENCIES - Narrative (Details) $ in Millions		12 Months Ended
	Apr. 18, 2021 lawsuit	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Loss Contingencies [Line Items]
Long-term purchase commitment, period		4 years
Individual Actions
Loss Contingencies [Line Items]
Number of lawsuits | lawsuit	2
Punitive Class Actions
Loss Contingencies [Line Items]
Number of lawsuits | lawsuit	2
Indemnification Agreement
Loss Contingencies [Line Items]
Estimate of possible loss | $		$ 30.4	$ 15.5
Capital Addition Purchase Commitments
Loss Contingencies [Line Items]
Contractual obligation | $		$ 286.0	$ 406.1